Intangible assets, net	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets, net [Text Block]
8.	Intangible assets, net

The following table summarizes the carrying amount of intangible assets:

	As of March 31, 2013
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value
	US$	US$	US$	US$
Customer contracts	13,684	10,642	-	3,042
Intellectual property	2,879,190	959,730	-	1,919,460
Total intangible assets, net	2,892,874	970,372	-	1,922,502

	As of March 31, 2014
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value
	US$	US$	US$	US$
Customer contracts	12,383	12,383	-	-
Intellectual property	2,605,644	1,254,274	1,351,370	-
Total intangible assets, net	2,618,027	1,266,657	1,351,370	-

Customer contracts and intellectual property are amortized on a straight line basis over a period of three and seven years, respectively. The Company recognized amortization expense of intangible assets of US$470,845, US$414,959 and US$371,280 in fiscal 2012, 2013 and 2014 respectively.

The impairment loss relates to the Company’s subsidiary Vubites which enables businesses to advertise locally (targeted advertising in local and specific cities in India) on national television channels. Vubites offers web based tools for small businesses to create low cost advertisement for television broadcast. This business is dependent on effective splicing and sale to local businesses in different cities of broadcasting spots purchased from national television channels. The impairment resulted from similar targeted advertising services now being offered directly by the television channels and on account of aggressive sales and marketing strategy launched by competitors which have provided them with deeper market access. The fair value of the reporting unit is insignificant.